TRADE AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of trade receivables		$ 1,335,346	$ 4,347,736
Aggregate carring amount value analysis		1,022,201	3,241,915
Receivables from contracts with customers		$ 1,638,529	$ 4,963,636	$ 6,184,970
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers	$ 1,100,000